Accounts Receivable and Others - Schedule of Breakdown of Receivable by Maturity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Past due:
Trade accounts receivable	R$ 910,045	R$ 881,372
Up to 30 days [Member]
Falling due:
Trade accounts receivable	112,576	90,294
31 to 90 days [Member]
Falling due:
Trade accounts receivable	82,070	22,629
91 to 180 days [Member]
Falling due:
Trade accounts receivable	42,594	94,639
181 to 360 days [Member]
Falling due:
Trade accounts receivable	143,437	148,093
Over 360 days [Member]
Falling due:
Trade accounts receivable	521,210	520,758
Up to 30 days [Member]
Past due:
Trade accounts receivable	3,995	242
31 to 90 days [Member]
Past due:
Trade accounts receivable	26	558
91 to 180 days [Member]
Past due:
Trade accounts receivable		128
181 to 360 days [Member]
Past due:
Trade accounts receivable	360
Over 360 days [Member]
Past due:
Trade accounts receivable	R$ 3,777	R$ 4,031